Employee Benefits (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Investments of principal pension plans		The principal defined benefit pension plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan’s respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, economic conditions, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans.
Percentage of equity portfolio that is eligible for investment in emerging securities		10.00%
Society and TD Pension Plan [member]
Disclosure of defined benefit plans [line items]
Description of equity portfolio of pension plans		The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across small to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio or 10% of the outstanding shares of any one company. Foreign equities are included to further diversify the portfolio.
Percentage of maximum possible fund invested in emerging market equities		10.00%
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 0
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Contributions to plan	20
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 62